Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity

13. Equity

On December 31, 2022, the Company’s authorized share capital amounted to € 14,100,000 divided into 58,750,000 ordinary shares and 58,750,000 preferred shares, each with a nominal value of (€0.12). As at December 31, 2022, the total number of issued shares was 33,816,459 (2021: 33,151,881; 2020:23,569,276). On December 31, 2022, the issued share capital totaled €4,057,976 (2021: €3,978,227).

In March 2022, the Company filed a Form F-3 Registration Statement and prospectus with the Securities and Exchange Commission relating to an at-the-market program providing for the sales from time to time of up to $75,000,000 of its ordinary shares pursuant to a Sales Agreement with SVB Securities LLC. During the year ended December 31, 2022, the Company sold a total of 588,100 ordinary shares in two different transactions under the sales agreement generating total net proceeds of $9,698,504 (€9.2 million), after deducting $299,954 (€308,000), which was payable to SVB Securities as commission in respect of such sales.

Ordinary shares hold the right to one vote per share.

Issued shares

On February 5, 2021, the Company became public by listing its ordinary shares on the Nasdaq Stock Exchange. On the same date all Preferred shares A, Preferred shares B and Preferred shares C were automatically converted to ordinary shares and 9,511,075 ordinary shares were issued. Together with the issuance of the ordinary shares, the par value of each ordinary share was increased from €0.01 to €0.12.

	2022	2021
	Number of shares	Number of shares
Ordinary shares	33,816,459	33,151,881
	33,816,459	33,151,881

No dividend was distributed in 2022 or 2021.

The following describes the nature and purpose of each reserve within equity:

Share premium

The amount subscribed for share capital in excess of nominal value.

Other reserves

Other reserves consist of share-based payments reserve, which is used to recognize: the grant date fair value of options and RSUs issued to employees and consultants over the vesting period.